TRADE ACCOUNTS RECEIVABLE - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	€ (18)	€ (16)
Provision for impairment recognised during the year	(25)	(6)
Receivables written off during the year as uncollectible	4	4
Balance at end of period	€ (39)	€ (18)